SCHEDULE OF GOVERNMENT SUBSIDY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Government Assistance [Line Items]
Government subsidies amount	$ 2,990	$ 3,748	$ 19,467
Subsidy One [Member]
Government Assistance [Line Items]
Type of Subsidies	Subsidies compensating for expenses or losses	Subsidies compensating for expenses or losses	Subsidies compensating for expenses or losses
Accounting Treatment	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
Government subsidies amount	$ 2,412	$ 3,270	$ 18,843
Subsidy Two [Member]
Government Assistance [Line Items]
Type of Subsidies	Subsidies related to fixed assets	Subsidies related to fixed assets	Subsidies related to fixed assets
Accounting Treatment	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.
Government subsidies amount	$ 578	$ 478	$ 624